LOANS	12 Months Ended
Dec. 31, 2017
LOANS [Abstract]
LOANS
13.	LOANS

Short-term and long-term loans as of December 31, 2017 and 2016 comprise the following:

	2017	2016
Current loans:
2014 EMTN Program: Series 1 Notes	1,190,979	-
Interest payable	37,667	31,269
Other financial loans	-	1,466
Financial leasing	100,624	112,661
Total current loans	1,329,270	145,396
Non-current loans:
2014 EMTN Program: Series 1 Notes	2,379,019	3,036,084
Financial leasing	790,741	735,520
Total non-current loans	3,169,760	3,771,604
Total loans(1)	4,499,030	3,917,000
(1)Issuance expenses net.

The breakdown of loans based on its currency of origin is the following:

	2017	2016
Argentine pesos	-	1,466
U.S. Dollars	4,499,030	3,915,534
Total loans	4,499,030	3,917,000

The activity of the loans as of December 31, 2017 and 2016 is the following:

	2017	2016
Beginning balance	3,917,000	3,335,192
Accrued interest	381,390	362,127
Effect of foreign exchange rate change	500,729	710,651
VAT unpaid installments	4,883	-
Financial leasing	-	750,389
Payment of principal (1)	(78,384)	(916,490)
Interest paid (2)	(226,588)	(324,869)
Ending balance	4,499,030	3,917,000

(1)  As of December 31, 2017, Ps. 37,951 were cancelled through the offsetting of debit balances maintained with the creditor (Pampa Energía).

(2)  As of December 31, 2017, Ps. 44,457 were cancelled through the offsetting of debit balances maintained with the creditor (Pampa Energía).

The maturities of the current and non-current loans (without including issuance cost) as of December 31, 2017 are as follows:

2017
Less than 1 year	1,233,966
From 01/01/2019 to 12/31/2019	1,190,976
From 01/01/2020 to 12/31/2020	1,190,976
Ending balance	3,615,918

The following are the maturities of the finance leases in force as of December 31, 2017:

2017
Less than 1 year	100,624
From 1/01/2019 to 12/31/2019	78,574
From 1/01/2020 to 12/31/2020	85,171
From 1/01/2021 to 12/31/2021	92,322
From 1/01/2022 onwards	534,674
Ending balance	891,365

The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2017, and their present book value:

2017
Less than 1 year	167,634
From 1/01/2019 to 12/31/2019	139,513
From 1/01/2020 to 12/31/2020	139,513
From 1/01/2021 to 12/31/2021	139,513
From 1/01/2022 onwards	641,414
Total minimum future payments	1,227,587
Future financial charges on finance leases	(336,222)
Book value financial leases	891,365

Issuance of notes under the 2014 Global Program (the “2014 EMTN Program”):

The 2014 EMTN Program provides for the issuance of up to a maximum principal amount of U.S.$400 million in notes, and was authorized by resolutions of an Extraordinary Shareholders’ Meeting dated April 25, 2013, and by resolutions of its Board of Directors adopted on July 23, 2013 and December 23, 2013. The program was also authorized by the CNV on January 3, 2014, after the issuance of Resolution No. 17,262.

As it is mentioned above, on January 10, 2014 TGS launched an offer for a voluntary exchange. The exchange offer settled on February 7, 2014. TGS accepted 67% of the 2007 Notes. For this reason, on February 7, 2014, the Company issued its 2014 Notes in aggregate principal amount of U.S.$255,451,506 (the “2014 Notes”) under its 2014 EMTN Program. The main conditions of 2014 Notes are as follows:

	2014 Notes
Amount in U.S.$	255,451,506
Interest Rate	9.625% annual
Amortization	Scheduled Payment Date	Percentage of Original Principal Amount
	May 14, 2014	25%
	May 14, 2018	25%
	May 14, 2019	25%
	May 14, 2020	25%

Frequency of Interest Payment	Semiannual, payable el May 14 and November 14 of each year.
Guarantor	None

The 2014 Notes are traded in the BCBA, the MAE and the Euro MTF of the Luxembourg Exchange.

The terms and conditions of the 2014 Notes are similar to those applied to the 2007 Notes, having not changed financial covenants with respect to those effective for the 2007 Notes. According to the criteria established by IAS 39, the exchange offer was not accounted for as an extinguishment of financial liabilities, and thus, the costs paid are amortized over the remaining life of the 2014 Notes.

The book values are based on cash flows discounted at an effective rate of 10.126%.

Covenants:

The 2014 Notes contain certain restrictive covenants that, among other things, limit the ability of the Company to (i) incur additional indebtedness, (ii) pay dividend, (iii) issue guarantees, (iv) dispose certain assets and (v) make certain related party transactions. The Company was in compliance with all covenants of the 2014 Notes as of the December 31, 2017.

The Company may incur in additional indebtedness as long as (i) after issuing it, the consolidated coverage ratio (calculated as the quotient of the consolidated adjusted EBITDA -earnings before financial results, income tax, depreciation and amortization-) and the consolidated interest expense) is equal or higher than 2.0:1; and (ii) the consolidated debt ratio (calculated as the quotient of the consolidated debt and the consolidated EBITDA) is equal or lower than 3.75:1; (ii) it is incurred to refinance outstanding debt and (iii) it is originated in advances from customers.

Additionally, the Company may pay dividends as long as (i) the Company is not in default under 2014 Notes, (ii) immediately after any dividend payment, the Company would be able to incur in additional indebtedness pursuant to item (i) and (ii) of the preceding paragraph.

Financial Leasing

On August 11, 2016, the Company entered into a financial leasing agreement with Pampa Energía. The agreement is valid for 10 years. During 9 years and 11 months TGS pays Pampa Energía a monthly fee of U.S.$ 623,457, without taxes, with an option to purchase in month 120 for the same amount.